Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Leases [Abstract]
LEASES

NOTE 7 – LEASES

As of March 31, 2026, the Company had an operating lease, and related amendments thereto, for (i) office space housing its consolidated NCFM, AEU and CCN practices along with its Digital Healthcare and administrative functions expiring in July 2026, and (ii) a copier lease that expires in January 2027. As of March 31, 2026, the Company’s weighted-average remaining lease term relating to its operating leases was 0.3 years, with a weighted-average discount rate of 22.77%.

The table below summarizes the Company’s lease-related assets and liabilities as of March 31, 2026 and December 31, 2025:

	March 31,	December 31
	2026	2025
Lease assets	$37,789	$76,090

Lease liabilities
Lease liabilities (short term)	$37,789	$75,168
Lease liabilities (long term)	—	922
Total lease liabilities	$37,789	$76,090

Lease expense was $30,624 and $91,453 during the three months ended March 31, 2026 and 2025, respectively.

Maturities of operating lease liabilities were as follows as of March 31, 2026:

2026 (April to December)	$43,006
2027	—
Total lease payments	43,006
Less interest	(5,217)
Present value of lease liabilities	$37,789

NOTE 8 – LEASES

As of December 31, 2025 Company had an operating lease, and related amendments thereto, for (i) office space housing its consolidated NCFM, AEU and CCN practices along with its Digital Healthcare and administrative functions expiring in July 2026, and (ii) a copier lease that expires in January 2027. As of December 31, 2025, the Company’s weighted-average remaining lease term relating to its operating leases was 0.6 years, with a weighted-average discount rate of 24.40%.

Effective in April 2025, the Company renewed its lease for its BTG facility for a period of one year, until March 31, 2026. In connection with the lease extension, the Company recognized an ROU lease asset and lease liability each in the amount of $29,997. The discount rate used to estimate the fair value of the ROU lease asset and lease liability was 44.07%. In connection with the sale of BTG assets in October 2025, the Company terminated the lease effective October 30, 2025. In connection with the termination, the Company wrote off the remaining ROU lease asset and lease liability in the amount of $16,615. No gain or loss on termination was recognized in the year ended December 31, 2025.

Effective June 30, 2025, the Company and the Lessor agreed to terminate a previously existing headquarters lease housing the Company’s Digital Healthcare and administrative functions, which was set to expire in November 2026. In connection with the lease termination, the Company wrote off an ROU lease asset and lease liability in the amount of $115,172 and forfeited lease deposits in the amount of $30,146. The Company recognized a loss on termination of lease in the amount of $30,146 that is included in general and administrative expenses on the accompanying statement of operations in the year ended December 31, 2025.

The table below summarizes the Company’s lease-related assets and liabilities as of December 31, 2025 and 2024:

	December 31,
	2025	2024
Lease assets	$76,090	$361,109

Lease liabilities
Lease liabilities (short term)	$75,168	$208,549
Lease liabilities (long term)	922	153,592
Total lease liabilities	$76,090	$362,141

Lease expense was $241,504 and $477,063 during the years ended December 31, 2025 and 2024, respectively.

Maturities of operating lease liabilities were as follows as of December 31, 2025:

2026	$87,138
2027	990
Total lease payments	88,128
Less interest	(12,038)
Present value of lease liabilities	$76,090